Other long-term assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Non Current Assets [Abstract]
Restricted cash	$ 510	$ 368
Prepaid expenses and deposits	5,486	3,229
Commission asset	18,877	18,164
Contract asset	15,689	21,104
Total other-long term assets	$ 40,562	$ 42,865